Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0001552000
Registrant Name	MPLX LP
Registration File Number	333-295600
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES